DEBT - SCHEDULE OF LONG-TERM DEBT MATURITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 265,885,799	$ 269,854,235	$ 209,326,775
Accrued and deferred financing cost, net	(1,330,893)
2025
IfrsStatementLineItems [Line Items]
Total	12,636,821
2026
IfrsStatementLineItems [Line Items]
Total	9,410,670
2027
IfrsStatementLineItems [Line Items]
Total	10,163,420
2028
IfrsStatementLineItems [Line Items]
Total	10,900,304
2029
IfrsStatementLineItems [Line Items]
Total	11,727,707
Thereafter
IfrsStatementLineItems [Line Items]
Total	212,377,770
Mortgage Loan
IfrsStatementLineItems [Line Items]
Total	261,999,408
Accrued and deferred financing cost, net	(1,226,315)
Mortgage Loan | 2025
IfrsStatementLineItems [Line Items]
Total	8,645,852
Mortgage Loan | 2026
IfrsStatementLineItems [Line Items]
Total	9,410,670
Mortgage Loan | 2027
IfrsStatementLineItems [Line Items]
Total	10,163,420
Mortgage Loan | 2028
IfrsStatementLineItems [Line Items]
Total	10,900,304
Mortgage Loan | 2029
IfrsStatementLineItems [Line Items]
Total	11,727,707
Mortgage Loan | Thereafter
IfrsStatementLineItems [Line Items]
Total	212,377,770
Secured Bridge Loan
IfrsStatementLineItems [Line Items]
Total	3,886,391
Accrued and deferred financing cost, net	(104,578)
Secured Bridge Loan | 2025
IfrsStatementLineItems [Line Items]
Total	3,990,969
Secured Bridge Loan | 2026
IfrsStatementLineItems [Line Items]
Total	0
Secured Bridge Loan | 2027
IfrsStatementLineItems [Line Items]
Total	0
Secured Bridge Loan | 2028
IfrsStatementLineItems [Line Items]
Total	0
Secured Bridge Loan | 2029
IfrsStatementLineItems [Line Items]
Total	0
Secured Bridge Loan | Thereafter
IfrsStatementLineItems [Line Items]
Total	$ 0